SCHEDULE OF CONCENTRATION OF CREDIT RISK (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Percentage of the Groups accounts receivable	16.00%			[1]		[1]
Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Percentage of the Groups accounts receivable		[1]	45.00%		49.00%
Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Percentage of the Groups accounts receivable		[1]		[1]	13.00%
Revenue Benchmark [Member] | Customer [Member]
Concentration Risk [Line Items]
Percentage of the Groups accounts receivable	16.00%		45.00%		62.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Percentage of the Groups accounts receivable			26.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Percentage of the Groups accounts receivable	21.00%
Accounts Receivable [Member] | Account Receivable From Customer [Member]
Concentration Risk [Line Items]
Percentage of the Groups accounts receivable	21.00%		26.00%

[1]	Represent percentage less than 10%